UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017
(unaudited)

Principal Amount	Corporate Bonds (97.4%)	Value	(a)

	Consumer Discretionary (30.3%)

	Advertising Sales (0.9%)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
$2,150,000	5.875%, 03/15/25	$2,252,125

	Cable/Satellite TV (2.6%)
	CCO Holdings LLC
2,000,000	5.125%, 02/15/23	2,055,000
1,530,000	5.125%, 05/01/27 144A†	1,537,650

	DISH DBS Corp.
2,500,000	5.875%, 11/15/24	2,625,625

		6,218,275

	Casino Hotels (1.4%)
	Boyd Gaming Corp.
1,250,000	6.875%, 05/15/23	1,346,875

	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,825,000	5.375%, 03/15/22	1,868,344

		3,215,219

	Casino Services (1.4%)
	Eldorado Resorts, Inc.
3,000,000	7.000%, 08/01/23	3,217,500

	Casinos & Gaming (2.3%)
	Jacobs Entertainment, Inc.
2,250,000	7.875%, 02/01/24 144A	2,314,688

	Scientific Games International, Inc.
1,350,000	6.250%, 09/01/20	1,279,125
1,850,000	10.000%, 12/01/22	1,972,563

		5,566,376

	Commercial Services (0.7%)
	The ServiceMaster Co. LLC
1,500,000	5.125%, 11/15/24 144A	1,537,500

	Cruise Lines (0.7%)
	Silversea Cruise Finance Ltd.
1,595,000	7.250%, 02/01/25 144A	1,674,750

	Distribution/Wholesale (1.0%)
	LKQ Corp.
2,500,000	4.750%, 05/15/23	2,487,500

	Food - Catering (0.8%)
	Aramark Corp.
1,750,000	5.125%, 01/15/24	1,835,313

	Funeral Service & Related Items (0.9%)
	Service Corp. International
2,150,000	5.375%, 05/15/24	2,236,753

	Hotels & Motels (0.6%)
	ESH Hospitality, Inc.
1,500,000	5.250%, 05/01/25 144A	1,512,180

Housewares (1.0%)
American Greetings Corp.
2,250,000	7.875%, 02/15/25 144A	2,362,500

	Publishing - Newspapers (1.5%)
	Lee Enterprises, Inc.
1,875,000	9.500%, 03/15/22 144A	1,967,906

	The McClatchy Co.
1,625,000	9.000%, 12/15/22	1,685,938

		3,653,844

	Radio (2.5%)
	CBS Radio, Inc.
2,250,000	7.250%, 11/01/24 144A	2,362,500

	Sirius XM Radio, Inc.
2,000,000	6.000%, 07/15/24 144A	2,142,500

	Townsquare Media, Inc.
1,500,000	6.500%, 04/01/23 144A	1,498,125

		6,003,125

	Recreational Centers (0.8%)
	ClubCorp Club Operations, Inc.
1,750,000	8.250%, 12/15/23 144A	1,903,125

	Resorts/Theme Parks (3.1%)
	Cedar Fair LP
4,000,000	5.375%, 06/01/24	4,100,000

	Six Flags Entertainment Corp.
2,280,000	4.875%, 07/31/24 144A†	2,257,200
1,145,000	5.500%, 04/15/27 144A†	1,142,138

		7,499,338

	Retail - Automobile (0.8%)
	Asbury Automotive Group, Inc.
1,850,000	6.000%, 12/15/24	1,910,125

	Retail - Restaurants (0.7%)
	Brinker International, Inc.
1,750,000	3.875%, 05/15/23	1,655,938

	Security Services (1.5%)
	APX Group, Inc.
1,600,000	8.750%, 12/01/20	1,656,000

	Prime Security Services Borrower LLC/Prime Finance, Inc.
1,750,000	9.250%, 05/15/23 144A	1,918,438

		3,574,438

	Television (0.9%)
	Tribune Media Co.
2,000,000	5.875%, 07/15/22	2,085,000

	Theaters (4.2%)
	AMC Entertainment
1,250,000	5.875%, 02/15/22	1,304,688
3,250,000	5.750%, 06/15/25††	3,331,250

	Cinemark Holdings, Inc.
1,750,000	5.125%, 12/15/22	1,785,000

	Regal Entertainment
3,500,000	5.750%, 02/01/25	3,613,750

		10,034,688

	Total Consumer Discretionary	72,435,612

	Consumer Staples (7.8%)

	Beverages - Non-Alcoholic (0.9%)
	Cott Beverages, Inc.
2,100,000	5.375%, 07/01/22	2,142,000

	Consumer Products - Miscellaneous (1.9%)
	Central Garden & Pet Co.
1,650,000	6.125%, 11/15/23	1,740,750

	Spectrum Brands, Inc.
2,750,000	6.125%, 12/15/24	2,908,125

		4,648,875

	Distribution/Wholesale (0.6%)
	Performance Food Group
1,350,000	5.500%, 06/01/24 144A	1,380,375

	Food - Catering (0.5%)
	AdvancePierre Food Holdings, Inc.
1,250,000	5.500%, 12/15/24 144A	1,264,063

	Food - Miscellaneous/Diversified (1.3%)
	B&G Foods, Inc.
275,000	5.250%, 04/01/25	277,406

	Dole Food Co., Inc.
380,000	7.250%, 06/15/25 144A†	379,050

	Pinnacle Foods, Inc.
2,450,000	5.875%, 01/15/24	2,554,125

		3,210,581

	Food - Retail (1.1%)
	Ingles Markets, Inc.
2,500,000	5.750%, 06/15/23	2,518,750

	Food - Wholesale/Distributors (0.8%)
	US Foods, Inc.
1,750,000	5.875%, 06/15/24 144A	1,815,625

	Soap & Cleaning Preparation (0.7%)
	Kronos Acquisition Holdings, Inc.
1,600,000	9.000%, 08/15/23 144A	1,628,000

	Total Consumer Staples	18,608,269

	Energy (13.7%)

	Gas - Distribution (1.5%)
	NGL Energy Partners LP
1,750,000	6.875%, 10/15/21	1,780,625
1,750,000	7.500%, 11/01/23 144A	1,806,875

		3,587,500

	Oil - Field Services (2.4%)
	Bristow Group, Inc.
1,625,000	6.250%, 10/15/22	1,308,125

	McDermott International, Inc.
2,250,000	8.000%, 05/01/21 144A	2,295,000

	SESI LLC
2,000,000	7.125%, 12/15/21	2,025,000

		5,628,125

	Oil Company - Exploration & Production (3.9%)
	Antero Resources Corp.
2,275,000	5.625%, 06/01/23	2,326,188

	Eclipse Resources Corp.
1,850,000	8.875%, 07/15/23	1,887,000

	QEP Resources, Inc.
1,500,000	6.875%, 03/01/21	1,593,750

	SM Energy Co.
2,000,000	5.000%, 01/15/24	1,890,000

	Wildhorse Resource Development Corp.
1,595,000	6.875%, 02/01/25 144A	1,523,225

		9,220,163

	Oil Company - Integrated (0.8%)
	Murphy Oil Corp.
1,850,000	6.875%, 08/15/24	1,961,000

	Oil Refining & Marketing (2.4%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
1,525,000	11.500%, 01/15/21 144A	1,761,375

	Northern Tier Energy LLC
2,000,000	7.125%, 11/15/20	2,080,000

	PBF Holding Co. LLC/PBF Finance Corp.
2,000,000	7.000%, 11/15/23	2,005,000

		5,846,375

	Pipelines (2.7%)
	American Midstream Partners LP
1,600,000	8.500%, 12/15/21 144A	1,632,000

	Rose Rock Midstream LP
2,150,000	5.625%, 11/15/23	2,107,000

	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
650,000	5.750%, 04/15/25	646,750

	Tesoro Logistics LP/Tesoro Logistics Finance Corp.
2,000,000	6.375%, 05/01/24	2,165,000

		6,550,750

	Total Energy	32,793,913

	Financials (9.1%)

	Commercial Services - Finance (0.3%)
	Cardtronics, Inc./Cardtronics USA
765,000	5.500%, 05/01/25 144A	773,606

	Enterprise Software/Services (0.4%)
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/24 144A	1,032,500

	Finance - Investment Banker/Broker (0.5%)
	LPL Holdings, Inc.
1,125,000	5.750%, 09/15/25 144A	1,136,250

	Financial Guarantee Insurance (0.9%)
	MGIC Investment Corp.
2,000,000	5.750%, 08/15/23	2,110,000

	REITS - Diversified (3.5%)
	DuPont Fabros Technology, Inc.
3,000,000	5.625%, 06/15/23	3,120,000

	Equinix, Inc.
1,500,000	5.750%, 01/01/25	1,586,250

	SBA Communications Corp.
2,000,000	4.875%, 07/15/22	2,030,000

	Uniti Group, Inc. CSL Capital LLC
1,500,000	8.250%, 10/15/23	1,582,500

		8,318,750

	REITS - Healthcare (1.0%)
	MPT Operating Partnership LP
2,250,000	6.375%, 03/01/24	2,418,750

	REITS - Hotels (1.2%)
	Ryman Hospitality Properties
2,750,000	5.000%, 04/15/23	2,791,250

	REITS - Storage (1.3%)
	Iron Mountain, Inc.
3,000,000	5.750%, 08/15/24	3,060,000

	Total Financials	21,641,106

	Healthcare (4.6%)

	Medical - Drugs (0.5%)
	Inventiv Group Holdings, Inc./Inventiv Health, Inc./Inventiv Health Clinical, Inc.
1,250,000	7.500%, 10/01/24 144A	1,285,938

	Medical - Hospitals (2.5%)
	Envision Healthcare Corp.
3,250,000	5.625%, 07/15/22	3,331,250

	HCA Holdings, Inc.
2,550,000	5.375%, 02/01/25	2,658,375

		5,989,625

	Medical - Outpatient/Home Medical (0.6%)
	Air Medical Group Holdings, Inc.
1,575,000	6.375%, 05/15/23 144A	1,523,813

	Medical Products (1.0%)
	Teleflex, Inc.
2,200,000	5.250%, 06/15/24	2,244,000

	Total Healthcare	11,043,376

	Industrials (11.2%)

	Aerospace/Defense - Equipment (1.6%)
	Orbital ATK, Inc.
2,500,000	5.500%, 10/01/23	2,575,000

	TransDigm, Inc.
1,200,000	6.000%, 07/15/22	1,215,720

		3,790,720

	Alternative Waste Technology (1.0%)
	Advanced Disposal Services, Inc.
2,250,000	5.625%, 11/15/24 144A	2,272,500

	Auction House/Art Dealer (0.5%)
	Ritchie Bros. Auctioneers, Inc.
1,250,000	5.375%, 01/15/25 144A	1,278,125

	Building - Heavy Construction (0.8%)
	Mastec, Inc.
2,000,000	4.875%, 03/15/23	1,975,000

	Distribution/Wholesale (0.5%)
	HD Supply, Inc.
1,250,000	5.750%, 04/15/24 144A	1,314,750

	Engineering/R&D Services (1.0%)
	AECOM Technology Corp.
800,000	5.125%, 03/15/27 144A	802,000

	Engility Corp.
1,500,000	8.875%, 09/01/24 144A	1,588,125

		2,390,125

	Machinery - Construction & Mining (0.5%)
	Blueline Rental Finance Corp./Blueline Rental LLC
1,200,000	9.250%, 03/15/24 144A	1,228,500

	Machinery - General Industry (0.7%)
	Gardner Denver, Inc.
1,500,000	6.875%, 08/15/21 144A	1,548,750

	Printing - Commercial (2.0%)
	Quad/Graphics, Inc.
2,150,000	7.000%, 05/01/22	2,150,000

	RR Donnelley & Sons Co.
1,375,000	7.000%, 02/15/22	1,395,625
1,300,000	6.000%, 04/01/24	1,210,625

		4,756,250

	Rental Auto/Equipment (1.3%)
	Herc Rentals, Inc.
1,534,000	7.750%, 06/01/24 144A	1,637,545

	United Rentals North America, Inc.
1,500,000	5.750%, 11/15/24	1,563,750

		3,201,295

	Security Services (0.7%)
	ADT Corp.
1,725,000	4.125%, 06/15/23	1,647,375

	Transportation - Truck (0.6%)
	XPO Logistics, Inc.
1,250,000	6.500%, 06/15/22 144A	1,312,500

	Total Industrials	26,715,890

	Information Technology (6.3%)

	Computer Software (1.3%)
	Inception Merger Sub, Inc./Rackspace Hosting, Inc.
1,750,000	8.625%, 11/15/24 144A	1,843,975

	SS&C Technologies Holdings, Inc.
1,200,000	5.875%, 07/15/23	1,269,744

		3,113,719

	Computers - Integrated Systems (0.8%)
	Diebold Nixdorf, Inc.
1,650,000	8.500%, 04/15/24	1,823,250

	Data Processing/Management (0.8%)
	First Data Corp.
1,725,000	7.000%, 12/01/23 144A	1,850,063

	Office Automation & Equipment (1.3%)
	CDW Corp.
3,000,000	5.000%, 09/01/23	3,033,750

	Telecommunication Equipment (0.5%)
	Commscope Technologies LLC
1,250,000	6.000%, 06/15/25 144A	1,309,375

	Travel Services (0.6%)
	Sabre Corp.
1,500,000	5.375%, 04/15/23 144A	1,533,750

	Wireless Equipment (1.0%)
	ViaSat, Inc.
2,250,000	6.875%, 06/15/20	2,300,625

	Total Information Technology	14,964,532

	Materials (6.3%)

	Building & Construction Products - Misc. (1.2%)
	Summit Materials LLC
2,750,000	6.125%, 07/15/23	2,805,000

	Chemicals - Plastics (0.6%)
	Polyone Corp.
1,500,000	5.250%, 03/15/23	1,511,250

	Containers - Metal/Glass (0.5%)
	Bway Holding Co.
380,000	5.500%, 04/15/24 144A	383,089
765,000	7.250%, 04/15/25 144A	765,000

		1,148,089

	Containers - Paper/Plastic (1.2%)
	Berry Plastics Corp.
1,750,000	5.125%, 07/15/23	1,793,750

	Flex Acquisition Co., Inc.
1,000,000	6.875%, 01/15/25 144A	1,021,600

		2,815,350

	Garden Products (0.6%)
	Scotts Miracle-Gro Co.
1,500,000	6.000%, 10/15/23	1,593,750

	Paper & Related Products (1.1%)
	Mercer International, Inc.
1,600,000	7.750%, 12/01/22	1,712,480

	Resolute Forest Products, Inc.
1,050,000	5.875%, 05/15/23	958,125

		2,670,605

	Steel Producers (1.1%)
	AK Steel Corp.
2,500,000	8.375%, 04/01/22	2,596,875

	Total Materials	15,140,919

	Telecommunication Services (8.1%)

	Cable/Satellite TV (0.6%)
	Mediacom Broadband LLC/ Corp.
1,500,000	6.375%, 04/01/23	1,571,250

	Cellular Telecom (1.5%)
	Sprint Communications, Inc.
3,500,000	6.000%, 11/15/22	3,578,750

	Internet Connectivity Services (1.0%)
	Zayo Group LLC/Zayo Cap
2,250,000	6.000%, 04/01/23	2,376,563

	Satellite Telecom (1.2%)
	Hughes Satellite Systems Corp.
2,600,000	7.625%, 06/15/21	2,866,500

	Telecom Services (2.3%)
	GCI, Inc.
2,275,000	6.750%, 06/01/21	2,331,875

	QualityTech LP/QTS Finance Corp.
3,000,000	5.875%, 08/01/22	3,078,750

		5,410,625

	Telephone - Integrated (1.5%)
	Centurylink, Inc.
2,000,000	7.500%, 04/01/24	2,114,380

	Level 3 Communications, Inc.
1,500,000	5.625%, 02/01/23	1,552,500

		3,666,880

	Total Telecommunication Services	19,470,568

	Total Corporate Bonds (cost $231,853,453)	232,814,185

Shares	Short-Term Investment (1.8%)

4,295,334	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.61%* (cost $4,295,334)		4,295,334

	Total Investments (cost $236,148,787- note b)	99.2%	237,109,519
	Other assets less liabilities	0.8	1,946,384
	Net Assets	100.0%	$239,055,903

Percent of
Corporate
Portfolio Distribution	Bonds
Advertising Sales	1.0%
Aerospace/Defense - Equipment	1.6
Alternative Waste Technology	1.0
Auction House/ Art Dealer	0.5
Beverages - Non-Alcoholic	0.9
Building & Construction Products - Misc.	1.2
Building - Heavy Construction	0.8
Cable/Satellite TV	3.4
Casino Hotels	1.4
Casino Services	1.4
Casinos & Gaming	2.4
Cellular Telecom	1.5
Chemicals - Plastics	0.6
Commercial Services	0.7
Commercial Services - Finance	0.3
Computer Software	1.3
Computers - Integrated Systems	0.8
Consumer Products - Miscellaneous	2.0
Containers - Metal/Glass	0.5
Containers - Paper/Plastic	1.2
Cruise Lines	0.7
Data Processing/Management	0.8
Distribution/Wholesale	2.3
Engineering/R&D Services	1.0
Enterprise Software/Services	0.4
Finance - Investment Banker/Broker	0.5
Financial Guarantee Insurance	0.9
Food - Catering	1.3
Food - Miscellaneous/Diversified	1.4
Food - Retail	1.1
Food - Wholesale/Distributors	0.8
Funeral Service & Related Items	1.0
Garden Products	0.7

Gas - Distribution	1.5
Hotels & Motels	0.7
Housewares	1.0
Internet Connectivity Services	1.0
Machinery - Construction & Mining	0.5
Machinery - General Industry	0.7
Medical - Drugs	0.6
Medical - Hospitals	2.6
Medical - Outpatient/Home Medical	0.7
Medical Products	1.0
Office Automation & Equipment	1.3
Oil - Field Services	2.4
Oil Company - Exploration & Production	4.0
Oil Company - Integrated	0.8
Oil Refining & Marketing	2.5
Paper & Related Products	1.1
Pipelines	2.8
Printing - Commercial	2.0
Publishing - Newspapers	1.6
Radio	2.6
REITS - Diversified	3.6
REITS - Healthcare	1.0
REITS - Hotels	1.2
REITS - Storage	1.3
Recreational Centers	0.8
Rental Auto/Equipment	1.4
Resorts/Theme Parks	3.2
Retail - Automobile	0.8
Retail - Restaurants	0.7
Satellite Telecom	1.2
Security Services	2.2
Soap & Cleaning Preparation	0.7
Steel Producers	1.1
Telecom Services	2.3
Telecommunication Equipment	0.6
Telephone - Integrated	1.6
Television	0.9
Theaters	4.3
Transportation - Truck	0.6
Travel Services	0.7
Wireless Equipment	1.0
100.0%

* The rate is an annualized seven-day yield at period end.

†Security purchased on a delayed delivery or when-issued basis.

†† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments plus cash.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,148,794 amounted to $960,725, which consisted of aggregate gross unrealized appreciation of $1,781,326 and aggregate gross unrealized depreciation of $820,601.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$4,295,334
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	232,814,185
Level 3 – Significant Unobservable Inputs	—
Total	$237,109,519
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2017
(unaudited)

		Market
Shares	Common Stocks (97.6%)	Value	(a)

	Consumer Discretionary (27.9%)

	Apparel Manufacturers (0.6%)
173,068	Hanesbrands, Inc.	$3,592,892

	Cable/Satellite TV (1.8%)
182,395	DISH Network Corp.+	11,580,259

	Casino Hotels (2.2%)
167,202	Boyd Gaming Corp.+	3,680,116
377,945	MGM Resorts International	10,355,693
		14,035,809

	Casinos & Gaming (0.3%)
81,721	Scientific Games Corp.+	1,932,702

	Commercial Services (2.1%)
221,776	Live Nation Entertainment, Inc.+	6,735,337
158,297	ServiceMaster Global Holdings, Inc.+	6,608,900
		13,344,237

	Cruise Lines (0.8%)
100,533	Norwegian Cruise Line Holdings Ltd.+	5,100,039

	Distribution/Wholesale (1.2%)
258,048	LKQ Corp.+	7,553,065

	Food - Catering (2.2%)
382,408	Aramark Corp.	14,099,383

	Funeral Service & Related Items (0.8%)
162,582	Service Corp. International	5,020,532

	Home Decoration Products (1.2%)
152,342	Newell Brands, Inc.	7,185,972

	Hotels & Motels (2.2%)
376,471	Extended Stay America, Inc.	6,000,948
129,771	Hilton Worldwide Holdings, Inc.	7,586,413
		13,587,361

	Racetracks (1.6%)
64,253	Churchill Downs, Inc.	10,206,589

	Radio (3.1%)
52,430	Liberty SiriusXM Group - A+	2,040,576
440,835	Liberty SiriusXM Group - C+	17,095,581
		19,136,157

	Recreational Centers (0.5%)
176,177	ClubCorp Holdings, Inc.	2,827,641

	Resorts/Theme Parks (1.4%)
152,342	Six Flags Entertainment Corp.	9,062,826

	Retail - Apparel/Shoes (0.5%)
66,326	L Brands, Inc.	3,123,955

	Retail - Restaurants (1.0%)
117,106	Restaurant Brands International, Inc.	6,527,488

	Television (1.5%)
148,686	Sinclair Broadcast Group, Inc.	6,021,783
89,254	Tribune Media Co.	3,326,497
		9,348,280

	Theaters (2.9%)
402,301	AMC Entertainment	12,652,366
248,721	Regal Entertainment	5,616,120
		18,268,486

	Total Consumer Discretionary	175,533,673

	Consumer Staples (8.4%)

	Beverages - Non-Alcoholic (1.4%)
686,055	Cott Beverages, Inc.	8,479,640

	Beverages - Wine/Spirits (1.2%)
46,531	Constellation Brands, Inc.	7,541,279

	Distribution/Wholesale (1.1%)
292,828	Performance Food Group Co.+	6,969,306

	Food - Catering (0.7%)
148,196	AdvancePierre Food Holdings, Inc.	4,619,269

	Food - Miscellaneous/Diversified (3.3%)
119,179	Kraft Heinz Co.	10,822,645
167,887	Pinnacle Foods, Inc.	9,715,621
		20,538,266

	Food - Wholesale/Distributors (0.7%)
157,397	US Foods Holding Corp.+	4,403,968

	Total Consumer Staples	52,551,728

	Energy (2.7%)

	Oil - Field Services (0.5%)
227,629	Superior Energy Services, Inc.+	3,245,990

	Oil Company - Exploration & Production (1.7%)
59,071	Antero Resources Corp.+	1,347,410
39,381	Continental Resources, Inc.+	1,788,685
53,890	Parsley Energy, Inc.+	1,751,964
34,199	PDC Energy, Inc.+	2,132,308
161,830	SM Energy Co.	3,887,157
		10,907,524

	Oil Refining & Marketing (0.2%)
17,618	Tesoro Corp.	1,428,115

	Pipelines (0.3%)
30,054	Oneok, Inc.	1,666,194

	Total Energy	17,247,823

	Financials (8.5%)

	Finance - Investment Banker/Broker (1.3%)
208,372	LPL Financial Holdings, Inc.	8,299,457

	Life/Health Insurance (1.4%)
171,690	Athene Holding Ltd.+	8,582,783

	Real Estate Management/Service (1.2%)
222,812	CBRE Group, Inc.+	7,751,629

	REITS - Diversified (3.2%)
116,070	Crown Castle International Corp.	10,962,812
22,799	Equinix, Inc.	9,128,036
		20,090,848

	REITS - Hotels (1.4%)
135,760	Ryman Hospitality Properties	8,394,041

	Total Financials	53,118,758

	Healthcare (5.3%)

	Dental Supplies & Equipment (1.0%)
102,597	Dentsply Sirona, Inc.	6,406,157

	Diagnostic Equipment (0.5%)
101,561	VWR Corp.+	2,864,020

	Medical Products (1.9%)
29,017	Henry Schein, Inc.+	4,932,019
35,554	Teleflex, Inc.	6,887,876
		11,819,895

	Medical - Drugs (0.4%)
90,880	Patheon NV+	2,393,779

	Medical - Hospitals (1.5%)
80,834	Envision Healthcare Corp.+	4,956,741
52,853	HCA Holdings, Inc.+	4,703,388
		9,660,129

	Total Healthcare	33,143,980

	Industrials (19.7%)

	Aerospace/Defense - Equipment (2.1%)
114,564	Orbital ATK, Inc.	11,227,272
9,076	TransDigm Group, Inc.+	1,998,172
		13,225,444

	Alternative Waste Technology (0.9%)
263,226	Advanced Disposal Services, Inc.+	5,948,908

	Auction House/Art Dealer (1.3%)
123,324	KAR Auction Services, Inc.	5,385,559
78,762	Ritchie Bros. Auctioneers, Inc.	2,591,270
		7,976,829

	Building - Heavy Construction (0.4%)
62,649	Mastec, Inc.+	2,509,092

	Chemicals - Specialty (0.6%)
122,288	Univar, Inc.+	3,749,350

	Commercial Services - Finance (3.0%)
140,794	IHS Markit Ltd.+	5,906,308
337,846	TransUnion+	12,956,394
		18,862,702

	Distribution/Wholesale (0.5%)
79,798	HD Supply Holdings, Inc.+	3,281,693

	Electronic Security Devices (1.8%)
146,055	Allegion PLC	11,056,364

	Engineering/R&D Services (1.1%)
113,997	AECOM Technology Corp.+	4,057,153
108,104	Engility Holdings, Inc.+	3,128,530
		7,185,683

	Machinery - General Industry (0.6%)
185,722	Welbilt, Inc.+	3,645,723

	Non-Hazardous Waste Disposal (4.0%)
275,895	Republic Services, Inc.	17,328,965
91,198	Waste Connections, Inc.	8,045,488
		25,374,453

	Publishing - Periodicals (1.9%)
282,920	Nielsen Holdings N.V.	11,687,425

	Rental Auto/Equipment (0.9%)
37,256	Herc Holdings, Inc.+	1,821,446
31,090	United Rentals, Inc.+	3,887,805
		5,709,251

	Shipbuilding (0.6%)
17,618	Huntington Ingalls Industries, Inc.	3,527,828

	Total Industrials	123,740,745

	Information Technology (13.3%)

	Commercial Services - Finance (1.5%)
116,070	Global Payments, Inc.	9,364,528

	Computer Services (1.7%)
53,890	Dell Technologies, Inc.+	3,453,271
460,332	Presidio, Inc.+	7,128,241
		10,581,512

	Computer Software (1.1%)
186,541	SS&C Technologies Holdings, Inc.	6,603,551

	Data Processing/Management (2.5%)
162,705	Fidelity National Information Services, Inc.	12,954,572
197,940	First Data Corp.+	3,068,070
		16,022,642

	Electronic Component - Semiconductor (1.0%)
29,017	Broadcom Corp.	6,353,562

	Entertainment Software (0.8%)
103,634	Activision Blizzard, Inc.	5,167,191

	Office Automation & Equipment (1.4%)
151,029	CDW Corp.	8,715,884

	Telecommunication Equipment (0.8%)
124,360	Commscope Holding Co., Inc.+	5,187,056

	Travel Services (1.0%)
307,129	Sabre Corp.	6,508,064

	Wireless Equipment (1.5%)
145,087	ViaSat, Inc.+		9,259,452

	Total Information Technology		83,763,442

	Materials (9.0%)

	Building & Construction Products - Misc. (0.6%)
139,588	Summit Materials, Inc.+		3,449,219

	Containers - Metal/Glass (2.9%)
134,724	Ball Corp.		10,004,604
139,561	Silgan Holdings, Inc.		8,284,341
			18,288,945

	Containers - Paper/Plastic (5.0%)
207,897	Ardagh Group SA+		4,565,418
205,195	Berry Plastics Corp.+		9,966,321
808,343	Graphic Packaging International, Inc.		10,403,374
154,682	Sealed Air Corp.		6,741,042
			31,676,155

	Garden Products (0.5%)
35,436	Scotts Miracle-Gro Co.		3,309,368

	Total Materials		56,723,687

	Telecommunication Services (2.8%)

	Internet Connectivity Services (1.3%)
240,769	Zayo Group Holdings, Inc.+		7,921,300

	Telephone - Integrated (1.5%)
163,741	Level 3 Communications, Inc.+		9,369,260

	Total Telecommunication Services		17,290,560

	Total Common Stocks (cost $514,797,648)		613,114,396

Shares	Short-Term Investment (3.4%)

21,553,467	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.61%* (cost $21,553,467)		21,553,467

	Total Investments (cost $536,351,115 - note b)	101.0%	634,667,863
	Other assets less liabilities	(1.0)	(6,168,946)
	Net Assets	100.0%	$628,498,917

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	2.2%
Alternative Waste Technology	1.0
Apparel Manufacturers	0.6
Auction House/Art Dealer	1.3
Beverages - Non-Alcoholic	1.4
Beverages - Wine/Spirits	1.2
Building - Heavy Construction	0.4
Building & Construction Products - Misc.	0.6
Cable/Satellite TV	1.9
Casino Hotels	2.3
Casinos & Gaming	0.3
Chemicals - Specialty	0.6
Commercial Services	2.2
Commercial Services -Finance	4.6

Computer Services	1.7
Computer Software	1.1
Containers - Metal/Glass	3.0
Containers - Paper/Plastic	5.2
Cruise Lines	0.8
Data Processing/Management	2.6
Dental Supplies & Equipment	1.0
Diagnostic Equipment	0.5
Distribution/Wholesale	2.8
Electronic Component - Semiconductor	1.0
Electronic Security Devices	1.8
Engineering/R&D Services	1.2
Entertainment Software	0.8
Finance - Investment Banker/Broker	1.4
Food - Catering	3.1
Food - Miscellaneous/Diversified	3.3
Food - Wholesale/Distributors	0.7
Funeral Service & Related Items	0.8
Garden Products	0.5
Home Decoration Products	1.2
Hotels & Motels	2.2
Internet Connectivity Services	1.3
Life/Health Insurance	1.4
Machinery - General Industry	0.6
Medical - Drugs	0.4
Medical - Hospitals	1.6
Medical Products	1.9
Non-Hazardous Waste Disposal	4.1
Office Automation & Equipment	1.4
Oil - Field Services	0.5
Oil Company - Exploration & Production	1.8
Oil Refining & Marketing	0.2
Pipelines	0.3
Publishing - Periodicals	1.9
Racetracks	1.7
Radio	3.1
Real Estate Management/Service	1.3
Recreational Centers	0.5
REITS - Diversified	3.3
REITS - Hotels	1.4
Rental Auto/Equipment	0.9
Resorts/Theme Parks	1.5
Retail - Apparel/Shoes	0.5
Retail - Restaurants	1.1
Shipbuilding	0.6
Telecommunication Equipment	0.8
Telephone - Integrated	1.5
Television	1.5
Theaters	3.0
Travel Services	1.1
Wireless Equipment	1.5
100.0%

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2017 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $539,389,071 amounted to $95,278,792, which consisted of aggregate gross unrealized appreciation of $104,539,408 and aggregate gross unrealized depreciation of $9,260,616.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$634,667,863
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$634,667,863
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
May 26, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 26, 2017